Acquisitions (Details 2) - USD ($)	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Acquisitions Details 2
Pro forma revenue	$ 45,415	$ 30,951
Pro forma net loss	$ (1,028,084)	$ (459,834)